UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
                                                ----------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      High Rise Capital Management, L.P.
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Address:   535 Madison Avenue
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           New York, NY  10022
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           --------------------------------------------------
Form 13F File Number:      028-06739
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David O Connor
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Title:     Senior Managing Member of General Partner
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Phone:     212-421-7548
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ David O Connor          New York, New York            11/14/08
       ------------------------   ------------------------------  ----------







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Report Type (Check only one.):

[ X ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   )  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:          18
                                               -------------

Form 13F Information Table Value Total:           $254,026
                                               -------------
                                                (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

















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
           Name of           Title of        Value  Shrs of   SH/  PUT/ Investm Other
            Issuer           Class   CUSIP  (x1000) PRN AMT  PRN   CALL DiscretManager Sole  Shared
ARBOR REALTY TRUST, INC      COM   038923108     782   78200             Sole          Sole
APARTMENT INV & MGMT CO      COM   03748R101   13982  399266             Sole          Sole
STRATEGIC HOTELS AND RESORTS COM   86272T106   41343 5475850             Sole          Sole
BRE PROPERTIES, INC          COM   05564E106    8116  165631             Sole          Sole
CAPITAL SENIOR LIVING CORP   COM   140475104   11297 1486447             Sole          Sole
HFF, INC                     COM   40418F108    6052 1509129             Sole          Sole
JER INVESTORS TRUST          COM   46614H301     914  189718             Sole          Sole
CAPITAL LEASE FUNDING INC    COM   140288101   23414 2952638             Sole          Sole
NEWCASTLE INVESTMENT CORP    COM   65105M108    8446 1330000             Sole          Sole
NORTHSTAR REALTY FINANCE     COM   66704R100    3387  436980             Sole          Sole
POST PROPERTIES INC          COM   737464107   14201  507720             Sole          Sole
RAIT FINANCIAL TRUST         COM   749227104    6874 1252154             Sole          Sole
REIS, INC                    COM   75936P105    3154  525600             Sole          Sole
RAMCO-GERSHON PPTYS          COM   751452202    9075  404773             Sole          Sole
REDWOOD TRUST INC            COM   758075402    3129  143985             Sole          Sole
SUNRISE SENIOR LIVING INC    COM   86768K106   44093 3197490             Sole          Sole
STRATUS PPTYS INC            COM   863167201   13598  494111             Sole          Sole
THOMAS PROPERTY GROUP        COM   884453101   42170 4175200             Sole          Sole
